Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Entity Registrant Name	SouFun Holdings Ltd
Entity Central Index Key	0001294404
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer